Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Accounts Receivable And Prepaid Expenses
ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2017	2016
	USD

Government authorities	$66	$22
Prepaid expenses and others	$3,093	$1,985

	$3,159	$2,007